NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2022
NATURE OF BUSINESS [Abstract]
Current Fleet
The Company’s fleet as of December 31, 2022, consists of 19 Suezmax crude oil tankers of which the vast majority have been built in Korea.

Vessel	Built in	Deadweight Tons
Nordic Apollo	2003	159,998
Nordic Pollux	2003	150,103
Nordic Castor	2004	150,249
Nordic Luna	2004	150,037
Nordic Freedom	2005	159,331
Nordic Skier	2005	159,089
Nordic Sprinter	2005	159,089
Nordic Cross	2010	158,475
Nordic Light	2010	158,475
Nordic Vega	2010	163,940
Nordic Breeze	2011	158,597
Nordic Zenith	2011	158,645
Nordic Star	2016	157,738
Nordic Space	2017	157,582
Nordic Aquarius	2018	157,338
Nordic Cygnus	2018	157,526
Nordic Tellus	2018	157,407
Nordic Harrier	2022	157,094
Nordic Hunter	2022	157,037